CASH AND CASH EQUIVALENTS AND RESTRICTED BANK DEPOSITS (Tables)	6 Months Ended
Jun. 30, 2025
Cash and Cash Equivalents [Abstract]
SCHEDULE OF RECONCILIATION OF CASH AND RESTRICTED BANK DEPOSITS

The following table provides a reconciliation of cash and cash equivalents and restricted bank deposits reported on the balance sheets that sum to the same total amount as shown in the statements of cash flow:

	June 30,	December 31,
	2025	2024
	U.S. dollars in thousands
Cash and cash equivalents	2,452	7,532
Restricted bank deposits	245	226
Total cash and cash equivalents and restricted bank deposits shown in the statement of cash flows	2,697	7,758